Note 4 - Basic and Diluted Loss Per Common Share (Details Textual) - shares shares in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	79.0	12.5	6.6	14.4	13.3